RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances And Transactions
Lease payments	$ 215	$ 191
Depreciation and interest expense of lease	231	179
Accounts payable	$ 1	$ 1